Commitments and contingencies (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and contingencies
Total capital commitments	¥ 596,929,756	$ 86,546,679	¥ 545,978,654